Property And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property And Equipment
Property and Equipment
Property and equipment consisted of the following:

(in millions)	December 31,
	2011	2010
Land	$27.7	$27.7
Machinery and equipment	48.3	47.1
Building and leasehold improvements	102.1	97.3
Computer and data processing equipment	49.7	44.8
Computer software	29.2	29.3
Furniture and fixtures	20.3	17.0
Construction in progress	17.0	15.8
Total property and equipment	294.3	279.0
Less accumulated depreciation	140.0	120.9
Net property and equipment	$154.3	$158.1
During 2011, 2010 and 2009, the Company recorded disposals of $10.5 million, $11.4 million and $3.1 million, respectively, to remove assets that were no longer in use from property and equipment. The Company recorded a pre-tax loss of $0.3 million, $0.7 million and $0.4 million in 2011, 2010 and 2009, respectively, for certain assets that were not fully depreciated.
Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $31.3 million, $38.3 million and $46.0 million, respectively.